Step Acquisition of Equity Interests - Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands		12 Months Ended
	May 19, 2017	Dec. 31, 2017
Business Acquisition [Line Items]
Bargain purchase gain		$ 27,067
Stabilis LNG Eagle Ford LLC [Member]
Business Acquisition [Line Items]
Current assets	$ 3,064
Property, plant and equipment per appraisal	48,083
Total assets	51,147
Current liabilities	5,409
Long-term debt	9,858
Total liabilities	15,267
Members' equity at fair value	35,880
Total liabilities and members' equity	51,147
50% equity interest	17,940
Consideration transferred	4,000
Bargain purchase gain	$ 13,940